Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2018	Dec. 31, 2017
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		$ 58,590	$ 24,047
Restricted cash		2,865	5,886
Amounts due from related parties, short-term		28,562	10,545
Loans receivable from affiliates		27,657	11,706
Amounts due from related parties, long-term		28,880	34,891
Notes receivable, net of current portion		11,629	15,897
Note receivable from affiliates		4,525	4,253
Term Loan B facility, net		(414,352)	(441,471)
Other long-term borrowings, net		(100,513)	(69,161)
Navios Felicity
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net		4,705
Navios Libra II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net		4,559
Navios Gemini S
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			4,078
Navios Hope
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			16,127
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		58,590	24,047
Restricted cash		2,865	5,886
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Amounts due from related parties, short-term		28,562	10,545
Loans receivable from affiliates		27,657	11,706
Amounts due from related parties, long-term		28,880	34,891
Notes receivable, net of current portion	[1]	11,629	15,897
Note receivable from affiliates		4,525	4,253
Term Loan B facility, net	[2]	(414,352)	(441,471)
Other long-term borrowings, net	[2]	(100,513)	(69,161)
Level II | Navios Felicity
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net		4,705
Level II | Navios Libra II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net		$ 4,559
Level II | Navios Gemini S
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			4,078
Level II | Navios Hope
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Vessels, net			$ 16,127

[1]	The fair value is estimated based on currently available information on the Company’s counterparty with similar contract terms, interest rate and remaining maturities.
[2]	The fair value of the Company’s debt is estimated based on currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.